Schedule of Investments California Municipal Fund Inc.^

(Unaudited) July 31, 2020

Principal Amount		Value
Municipal Notes 163.1%
American Samoa 0.8%
$600,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$703,752
California 143.4%
1,000,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/2027 Pre-Refunded 4/1/2023	1,128,620
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250,000	Ser. 2016-A, 5.00%, due 10/1/2028	292,855
260,000	Ser. 2016-A, 3.00%, due 10/1/2029	274,399
400,000	Ser. 2016-A, 3.00%, due 10/1/2030	419,196
1,000,000	California Ed. Facs. Au. Rev. (Green Bond- Loyola Marymount Univ.), Ser. 2018-B, 5.00%, due 10/1/2048	1,189,630
1,288,653	California HFA Muni. Cert., Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,412,235
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,083,770
500,000	California Infrastructure & Econ. Dev. Bank Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	524,685	(a)
1,000,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/2024	1,001,550
1,000,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/2044	1,034,790	(a)
500,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/2029	532,620
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
255,000	Ser. 2015-A, 4.50%, due 10/1/2025	264,665
1,115,000	Ser. 2019-A, 5.00%, due 10/1/2049	1,152,386	(a)
1,000,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	1,076,640	(a)
500,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	534,865	(a)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375,000	Ser. 2013, 4.00%, due 10/1/2025	400,778
410,000	Ser. 2013, 4.00%, due 10/1/2026	436,646
455,000	Ser. 2013, 4.00%, due 10/1/2027	483,169
500,000	California Muni. Fin. Au. Rev. (Chevron U.S.A.-Rec. Zone BDS), Ser. 2010-A, 0.12%, due 11/1/2035	500,000	(b)
600,000	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/2026	635,472
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605,000	Ser. 2014-A, 4.00%, due 1/1/2027	631,463
630,000	Ser. 2014-A, 4.00%, due 1/1/2028	655,893
330,000	Ser. 2014-A, 4.00%, due 1/1/2029	342,695
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, (BAM Insured), 4.00%, due 5/15/2048	2,136,520
400,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	452,092	(a)
1,500,000	California Sch. Fac. Fin. Au. Rev. (Green Dot Pub. Sch. Proj.), Ser. 2018-A, 5.00%, due 8/1/2048	1,711,740	(a)
	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
400,000	Ser. 2017-A, 4.00%, due 7/1/2023	430,456	(a)
290,000	Ser. 2014-A, 4.13%, due 7/1/2024	309,958
375,000	Ser. 2017-A, 5.00%, due 7/1/2025	436,174	(a)
130,000	Ser. 2017-A, 5.00%, due 7/1/2027	156,412	(a)
2,195,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/2029	2,369,217

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$15,000	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)	$15,960
	Ser. 2012-AN, 5.00%, due 12/1/2021
540,000	Ser. 2012-AN, 5.00%, due 12/1/2021	575,402
	California St. G.O.
1,500,000	Ser. 2012, 5.00%, due 2/1/2027	1,603,530
1,450,000	(LOC: Bank of Montreal) , Ser. 2003-A-2, 0.11%, due 5/1/2033	1,450,000	(b)
2,000,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/2046	2,304,580
710,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	355,000	(a)(c)
600,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	96,000	(a)
550,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	533,225	(a)
1,910,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	2,025,612	(a)
415,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.50%, due 6/1/2031	434,671	(a)
400,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	426,224	(a)
1,060,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (New Designs Charter Sch. Administration Campus Proj.), Ser. 2019-A, 5.00%, due 6/1/2050	1,098,351	(a)
365,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/2024	381,067	(a)
1,200,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	1,207,572	(a)
1,325,000	California Statewide CDA Hosp. Rev. (Methodist Hosp. of Southern Proj.), Ser. 2018, 4.25%, due 1/1/2043	1,435,134
720,000	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2026	832,205
500,000	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2018-A, 5.50%, due 12/1/2058	556,240	(a)
700,000	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/2028	806,897
600,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	617,352	(a)
1,500,000	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/2029	1,673,700
1,500,000	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/2041	1,622,835
1,115,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	1,251,554
2,055,000	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A, 5.00%, due 5/15/2032	2,369,374
500,000	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%, due 11/1/2032	537,645	(a)
2,000,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2031	2,542,180
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350,000	Ser. 2013-A, 5.00%, due 9/1/2026	394,632
560,000	Ser. 2013-A, 5.00%, due 9/1/2027	629,950
1,365,000	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/2021	1,369,887
2,000,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/2024	2,281,460
1,250,000	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,474,775
1,500,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., Subser. 2014-B2, 3.50%, due 1/15/2053	1,578,075

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
$2,000,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	$2,043,780
5,000,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	5,109,450
1,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,313,520
1,000,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/2026	1,210,460
1,450,000	Irvine Ranch Wtr. Dist. Imp. Dist. Cons. Rev., (LOC: U.S. Bank N.A.), Ser. 2009-A, 0.10%, due 10/1/2041	1,450,000	(b)
	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
150,000	Ser. 2013, 4.00%, due 9/1/2023	167,135
300,000	Ser. 2013, 4.00%, due 9/1/2024	333,300
450,000	Ser. 2013, 4.00%, due 9/1/2025	498,244
645,000	Ser. 2013, 3.50%, due 9/1/2026	700,180
690,000	Ser. 2013, 3.63%, due 9/1/2027	749,664
680,000	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/2024	801,876
	La Verne Cert. of Participation (Brethren Hillcrest Homes)
315,000	Ser. 2014, 5.00%, due 5/15/2026 Pre-Refunded 5/15/2022	344,821
500,000	Ser. 2014, 5.00%, due 5/15/2029 Pre-Refunded 5/15/2022	547,335
1,105,000	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/2026	1,191,787
400,000	Los Angeles City Multi-Family Rev., (LOC: JP Morgan Chase Bank N.A.), Ser. 1994-A, 0.20%, due 8/1/2026	400,000	(b)
	Los Angeles Dept. of Wtr. & Pwr. Rev. Ref.
800,000	(LOC: Barclays Bank PLC), Subser. 2001-B-3, 0.12%, due 7/1/2034	800,000	(b)
1,450,000	(LOC: TD Bank N.A.), Ser. 2019-A-2, 0.12%, due 7/1/2045	1,450,000	(b)
2,000,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/2027	2,143,060
1,385,000	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/2029	1,077,405
500,000	Oroville Rev. (Oroville Hosp.), Ser. 2019, 5.25%, due 4/1/2049	537,205
1,490,000	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/2024	1,625,664
1,250,000	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/2039	1,292,987
1,000,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/2027	1,171,390
	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
105,000	Ser. 2013, 4.00%, due 9/1/2021	106,810
600,000	Ser. 2013, 5.00%, due 9/1/2025	644,364
	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
1,320,000	Ser. 2013-B, 0.00%, due 6/1/2022	1,257,630
1,500,000	Ser. 2013-B, 0.00%, due 6/1/2023	1,421,505
	Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100,000	Ser. 2017, 4.00%, due 9/1/2029	113,523
200,000	Ser. 2017, 4.00%, due 9/1/2030	224,448
525,000	Ser. 2017, 3.25%, due 9/1/2031	552,935
1,700,000	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Cap. Assessment Dist. Number 2), Ser. 2016-A, 5.00%, due 10/1/2047	2,069,869
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,218,930
400,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	522,076
1,950,000	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	2,402,673
500,000	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%, due 9/1/2047	554,025	(a)
1,000,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/2025	1,002,970
280,000	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/2022	280,538
1,070,000	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/2025	1,110,553
685,000	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/2029 Pre-Refunded 8/1/2025	813,848

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	San Mateo Union High Sch. Dist. G.O. (Election 2010)
$105,000	Ser. 2011-A, 0.00%, due 9/1/2025	$82,442
895,000	Ser. 2011-A, 0.00%, due 9/1/2025 Pre-Refunded 9/1/2021	703,551
1,390,000	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/2021	1,395,087
	Santa Clara Valley Trans. Au. Sales Tax Rev. Ref.
530,000	(LOC: TD Bank N.A.), Ser. 2008-D, 0.11%, due 4/1/2036	530,000	(b)
1,250,000	(LOC: TD Bank N.A.), Ser. 2008-C, 0.14%, due 4/1/2036	1,250,000	(b)
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310,000	Ser. 2013, (BAM Insured), 3.25%, due 6/1/2025	333,796
575,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2026	621,333
325,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2027	349,973
270,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2028	289,996
1,000,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/2027	1,078,490
1,000,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026	1,079,780
215,000	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	240,521
1,145,000	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded), Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	1,463,814
2,000,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,272,100
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	605,885
3,000,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	4,420,710
3,500,000	William S. Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/2026	3,309,425
2,250,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	2,555,100	(d)
		122,330,643
Illinois 1.3%
1,000,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/2023	1,055,060
Kansas 0.5%
440,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	429,647
Louisiana 0.6%
500,000	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	537,035
New Jersey 0.9%
750,000	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	767,595
New York 0.8%
650,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	690,748
North Carolina 0.5%
450,000	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024	454,500
Ohio 5.1%
3,900,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	4,297,878

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
Pennsylvania 2.4%
	Pennsylvania St. Turnpike Commission Rev.
$285,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	$290,387
305,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	310,764
1,410,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	1,436,649
		2,037,800
Puerto Rico 5.8%
1,000,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/2021	1,006,780
3,662,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	3,956,974
		4,963,754
Texas 0.6%
300,000	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	60,000	(a)(c)
450,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	421,178
		481,178
Wisconsin 0.4%
300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	301,509	(a)
	Total Investments 163.1% (Cost $127,894,670)	139,051,099
	Other Assets Less Liabilities 1.4%	1,212,034
	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of $24,137) (64.5)%	(54,975,863)
	Net Assets Applicable to Common Stockholders 100.0%	$85,287,270

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $16,694,733, which represents 19.6% of net assets applicable to common stockholders of the Fund.
(b)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2020.
(c)	Defaulted security.
(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$139,051,099	$—	$139,051,099
Total Investments	$—	$139,051,099	$—	$139,051,099

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2020

Notes to Schedule of Investments Neuberger Berman California Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman California Municipal Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•   Level 1 – unadjusted quoted prices in active markets for identical investments

•   Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•   Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments Neuberger Berman California Municipal Fund Inc. (Unaudited) (cont’d)

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Within the United States, California is among the hardest-hit states. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.